Taxation (Details) - Schedule of taxation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group
Current year tax (credit)		$ (3,255)	$ (1,546)
Adjustments due to prior periods		(15)	(661)
Total tax (credit) for the period		(3,240)	(2,207)
Loss before taxation	(15,397)	(26,657)	(28,337)
Loss charged at standard rate of corporation tax 19%	(2,926)	(5,065)	(5,384)
Movement in unrecognized deferred tax	2,319	1,722	1,316
Expenses not deductible for taxation	1,036	1,550	4,986
Adjustments due to prior periods		(15)	(661)
Research and development claim		(1,401)	(665)
Income not taxable for tax purposes	(495)	(61)	(1,741)
Fixed asset differences	(1)
Adjustments to brought forward values	67
Consolidation adjustment in relation to foreign exchange movements			(58)
Income tax expense (benefit)		$ (3,313)	$ (2,207)